Annual Total Returns- JPMorgan US Applied Data Science Value Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Applied Data Science Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.99%)	18.11%	35.42%	13.93%	(6.15%)	12.05%	16.66%	(8.34%)	23.16%	1.54%